VictoryShares Corporate Bond ETF Average Annual Total Returns	12 Months Ended	51 Months Ended		60 Months Ended	98 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.10%)		(0.36%)	1.76%
Bloomberg U.S. Corporate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.77%	0.14%
VictoryShares Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.90%	0.17%	[1]
VictoryShares Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	(1.26%)	[1]
VictoryShares Corporate Bond ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.64%	(0.50%)	[1]

[1]	Inception date is October 5, 2021.